COMMITMENTS AND CONTINGENCIES - Sales Commitments (Details)	12 Months Ended
Dec. 31, 2015 MW
Public Service Company of Colorado | Supply Contracts
Sales commitments
Megawatts, summer season	125
Megawatts, winter season	175
Salt River Project Agricultural Improvement and Power District | Long-term Supply Contracts
Sales commitments
Megawatts	100